Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Total Compensation Provided to Key Management Personnel

The Group provides additional benefits to key management personnel and contributions to retirement plans based on a pre-determined ratio of compensation.

	31 December	31 December	31 December
	2021	2020	2019
Short-term benefits	89,692	86,478	78,775
Long-term benefits	1,091	1,085	653
Termination benefits	182	6,548	56,720
Share based payments	—	5,760	6,247
	90,965	99,871	142,395

Schedule of Transactions with Related Parties

40.   Related parties (continued)

Transactions with key management personnel (continued)

The following transactions occurred with related parties:

Revenue from related parties	2021	2020	2019
Enerji Piyasaları Isletme A.S. (“EPİAS”) (**)	201,611	23,737	—
Turk Hava Yollari A.S. (“THY”) (**)	73,767	14,374	—
Ziraat Bankasi (**)	47,944	10,285	—
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.(“Turksat”) (**)	39,732	10,408	—
Gunes Express Havacilik A.S. (“Sun Express”) (**)	16,607	2,867	—
Turkiye Vakıflar Bankasi TAO (“Vakifbank”) (**)	14,633	6,234	—
Borsa Istanbul A.S. (“BIST”) (**)	11,724	3,458	—
Turkiye Hayat ve Emeklilik A.S.	10,479	—	—
Turkiye Halk Bankasi A.S. (“Halkbank”) (**)	8,225	2,296	—
Turkiye’nin Otomobili Girisim Grubu Sanayi ve Ticaret A.S. (“TOGG”)	5,407	—	—
Ziraat Katilim Bankasi A.S. (“Ziraat Katilim”) (**)	3,238	—	—
Kredi Kayit Burosu A.S. (“KKB”) (**)	2,931	657	—
Turkiye Sigorta A.S.	2,050	—	—
Sofra Kurumsal ve Odullendirme Hizmetleri A.S. (“Sofra”)	1,006	1,221	—
Posta ve Telgraf Teskilati A.S. (“PTT”) (**)	161	870	—
Sonera Holding	—	—	772,436
Kyivstar GSM JSC (“Kyivstar”) (*)	—	—	27,050
Telia Carrier Germany GmbH (“Telia Carrier”)	—	—	12,934
Vimpelcom OJSC (“Vimpelcom”) (*)	—	—	6,191
Other	12,457	6,206	7,004
	451,972	82,613	825,615

Related party expenses	2021	2020	2019
EPIAS (**)	864,464	80,689	—
Turksat (**)	57,521	14,023	—
Sofra	28,918	25,477	8,874
Boru Hatları Ile Petrol Tasıma A.S. (“BOTAS”) (**)	19,290	3,654	—
PTT (**)	14,340	1,682	—
Kyivstar (*)	—	—	40,210
Telia Carrier	—	—	7,503
Vimpelcom (*)	—	—	1,228
Wind Telecomunicazioni S.P.A. (“Wind”) (*)	—	—	274
Turkcell Vakfi	—	—	—
Other	15,653	2,071	2,000
	1,000,186	127,596	60,089

(*)Transactions with Vimpelcom, Kyivstar and Wind include transactions until 18 June 2019.

(**)Transactions with related parties through TVF BTIH include transactions as of 22 October 2020 and onwards.

40.   Related parties (continued)

Transactions with key management personnel (continued)

Details of the financial assets and liabilities with related parties as of 31 December 2021 and 2020 are as follows:

	31 December	31 December
	2021	2020
Banks - Time deposits	7,720,468	6,713,484
Banks - Demand deposits	154,291	106,799
Other cash and cash equivalents	—	8,354
Bank borrowings	(762,613)	(55,902)
Debt securities issued	(101,938)	(50,866)
Lease liabilities	(97,336)	(65,577)
	6,912,872	6,656,292

As of 31 December 2021, the amount of letters of guarantee given to the related parties is TL 97,135 (31 December 2020: 67,455).

Details of the time deposits at related parties as of 31 December 2021 are as follows:

	31 December	31 December
	2021	2020
Ziraat Bankasi	2,681,804	2,338,812
Halkbank	2,432,802	1,904,505
Vakifbank	2,205,630	2,307,202
Ziraat Katilim	400,168	162,965
Other	64	—
	7,720,468	6,713,484

40.  Related parties (continued)

Transactions with key management personnel (continued)

Amount in
Original				31 December
Currency	Currency	Effective Interest Rate	Maturity	2021
450,526	USD	1.3%	January 2022	6,005,059
67,510	EUR	0.3%	January 2022	1,018,502
695,808	TL	26.2%	January 2022	695,808
58	GBP	0.2%	January 2022	1,042
11	BYR	2.6%	January 2022	57
				7,720,468

Details of the bank borrowings at related parties as of 31 December 2021 are as follows:

Principle				31 December
Amount	Currency	Effective Interest Rate	Maturity	2021
533,837	TL	14.8%-15.8%	January-February 2022	537,564
119,460	TL	19.2%-20.1%	January 2022	120,853
49,998	RMB	4.9%	February 2022	104,196
				762,613

Details of the debt securities issued at related parties as of 31 December 2021 are as follows:

Principle				31 December
Amount	Currency	Effective Interest Rate	Maturity	2021
100,000	TL	16.3%	March 2022	101,938
				101,938

Details of the lease liabilities at related parties as of 31 December 2021 are as follows:

			31 December
Currency	Effective Interest Rate	Payment Period	2021
EUR	0.1% - 3.7%	2022-2024	82,952
TL	11.7% - 32.0%	2022-2026	14,384
			97,336

Interest income from related parties:

	2021	2020	2019
Halkbank	150,389	32,762	—
Vakifbank	97,296	27,509	—
Ziraat Bankasi	88,334	33,838	—
Other	2,255	1,611	—
	338,274	95,720	—

40.  Related parties (continued)

Interest expense to related parties: (continued)

	2021	2020	2019
Vakifbank	17,889	—	—
Ziraat Bankasi	4,831	1,736	—
Halk Varlik Kiralama A.S.	3,644	1,968	—
Ziraat Yatırım Menkul Degerler A.S.	33	506	—
Other	95	65	—
	26,492	4,275	—